Net fee and commission income	6 Months Ended
Jun. 30, 2023
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 5

Net fee and commission income

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Underwriting fees 153 127 111 280 283
M&A and corporate finance fees 199 178 220 378 456
Brokerage fees 930 880 869 1,809 1,946
Investment fund fees 1,196 1,178 1,233 2,374 2,620
Portfolio management and related services 2,485 2,210 2,298 4,695 4,761
Other 719 479 492 1,199 993
Total fee and commission income
1
5,682 5,053 5,224 10,735 11,061
of which: recurring 3,808 3,413 3,593 7,221 7,453
of which: transaction-based 1,864 1,616 1,621 3,480 3,579
of which: performance-based 10 24 10 34 29
Fee and commission expense 507 447 450 954 934
Net fee and commission income 5,175 4,606 4,774 9,781 10,127
1 Reflects third-party fee and commission income

for the second quarter of 2023 of

USD
3,134
m for Global Wealth Management (first quarter of

2023: USD
3,145 m; second quarter of 2022: USD 3,281 m), USD 465 m
for Personal & Corporate Banking

(first quarter of 2023: USD
449 m; second quarter of 2022: USD 421 m), USD 673
m for Asset Management (first quarter

of 2023: USD
687 m; second quarter of 2022: USD 720 m),
USD 731
m for the Investment Bank (first

quarter of 2023: USD
770
m; second quarter of 2022:

USD
801 m) and USD 4
m for Group Functions (first

quarter of 2023: USD
3 m; second quarter of 2022: USD 1 m). Also
includes third-party fee and commission income for the second quarter of 2023 from Credit Suisse of USD 675 m.